Summary of significant accounting and reporting policies	12 Months Ended
Mar. 31, 2014
Summary of significant accounting and reporting policies

2. Summary of significant accounting and reporting policies:

(a) Adoption of new accounting standards

Reporting of amounts reclassified out of accumulated other comprehensive income—

Effective April 1, 2013, DOCOMO adopted Accounting Standards Update (“ASU”) 2013-02 “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income” issued by the Financial Accounting Standards Board (“FASB”) in February 2013.

ASU2013-02 requires an entity to present disclose separately for each component of other comprehensive income, current period reclassifications out of accumulated other comprehensive income and other amounts of current-period other comprehensive income and disclose the effect of reclassifications out of accumulated other comprehensive income on net income respective line items only for those items that are reported in their entirety in net income. For other items that are not reclassified in their entirety into net income, an entity is required to cross-reference to the note that provides additional information about the effect of the reclassification.

The adoption of ASU2013-02 does not have any impact on DOCOMO’s results of operations and financial position. See “Accumulated other comprehensive income (loss)” in Note 10 “Equity” for related disclosure.

(b) Recently issued Accounting Standards

Revenue from Contracts with Customers—

On May 28, 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers (Topic 606),” which requires an entity to recognize the amount to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for DOCOMO on April 1, 2017. Early adoption is not permitted.

DOCOMO is evaluating the effect that the ASU will have on DOCOMO’s consolidated financial statements and related disclosures. DOCOMO has not yet selected a transition method nor has it determined the effect of the standard on DOCOMO’s ongoing financial reporting.

(c) Significant accounting policies

Principles of consolidation—

The consolidated financial statements include accounts of NTT DOCOMO, INC. and its majority-owned subsidiaries. All significant intercompany balances and transactions are eliminated in consolidation.

DOCOMO also evaluates whether DOCOMO has a controlling financial interest in an entity through means other than voting rights and accordingly determines whether DOCOMO should consolidate the entity. For the fiscal years ended March 31, 2012, 2013 and 2014, DOCOMO had no variable interest entities to be consolidated or disclosed.

Use of estimates—

The preparation of DOCOMO’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. DOCOMO has identified the following areas where it believes estimates and assumptions are particularly critical to the consolidated financial statements. These are determination of useful lives of property, plant and equipment, internal use software and other intangible assets, impairment of goodwill and unamortizable intangible assets, impairment of long-lived assets, impairment of investments, accrued liabilities for point programs, pension liabilities and revenue recognition.

Cash and cash equivalents—

DOCOMO considers cash in banks and short-term highly liquid investments with original maturities of 3 months or less at the date of purchase to be cash and cash equivalents.

Short-term investments—

Highly liquid investments, which have original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year, are considered to be short-term investments.

Receivables held for sale—

The accounts receivable for DOCOMO’s mobile communications services, installment receivables for subscribers’ equipment purchases and others (“receivables for mobile communications services”) which DOCOMO decides to sell are reclassified to “Receivables held for sale” and “Other assets” in the consolidated balance sheet.

Receivables held for sale are measured at the lower of cost or fair value and the amount by which cost exceeds fair value was ¥9,079 million and ¥7,064 million for the fiscal years ended March 31, 2013 and 2014, respectively, and was recorded as a valuation allowance in “Allowance for doubtful accounts” and “Other assets” in the consolidated balance sheets.

In addition, the aggregated amount of losses on sales of “receivables for mobile communications services” and adjustments to record the receivables held for sale at the lower of cost or fair value was ¥65,280 million and ¥64,789 million for the fiscal years ended March 31, 2013 and 2014, respectively, and was recorded as “Selling, general and administrative” expenses in the consolidated statements of income. The fair value of receivables held for sale is measured based on the estimated future discounted cash flows.

Allowance for doubtful accounts—

The allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy.

Inventories—

Inventories are stated at the lower of cost or market. The cost of equipment sold is determined by the first-in, first-out method. Inventories consist primarily of handsets and accessories. DOCOMO evaluates its inventory mainly for obsolescence on a periodic basis and records valuation adjustments as required. Due to the rapid technological changes associated with the wireless telecommunications business, DOCOMO recognized losses on write-downs for the fiscal years ended March 31, 2012, 2013 and 2014 resulting in losses totaling ¥14,651 million, ¥12,662 million and ¥4,415 million, respectively, which were included in “Cost of equipment sold” in the consolidated statements of income.

Property, plant and equipment—

Property, plant and equipment are stated at cost and include interest cost incurred during construction, as discussed below in “Capitalized interest.” Property, plant and equipment under capital leases are stated at the present value of minimum lease payments. Depreciation is computed by the declining-balance method at rates based on the estimated useful lives of the respective assets with the exception of buildings, which are depreciated on a straight-line basis. Useful lives are determined at the time the asset is acquired and are based on its expected use, past experience with similar assets and anticipated technological or other changes. If technological or other changes occur more or less rapidly or in a different form than anticipated or the intended use changes, the useful lives assigned to these assets are adjusted as appropriate. Property, plant and equipment held under capital leases and leasehold improvements are amortized using either the straight-line method or the declining-balance method, depending on the type of the assets, over the shorter of the lease term or estimated useful life of the asset.

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Depreciation and amortization expenses for the fiscal years ended March 31, 2012, 2013 and 2014 were ¥460,295 million, ¥477,311 million and ¥480,836 million, respectively.

When depreciable telecommunications equipment is retired or abandoned in the normal course of business, the amounts of such telecommunications equipment and its accumulated depreciation are deducted from the respective accounts. Any remaining balance is charged to expense immediately. DOCOMO estimates the fair values of its asset retirement obligations to restore certain leased land and buildings used for DOCOMO’s wireless telecommunications equipment to their original states. The aggregate fair value of its asset retirement obligations does not have a material impact on DOCOMO’s results of operations or financial position.

Expenditures for replacements and betterments are capitalized, while expenditures for maintenance and repairs are expensed as incurred. Assets under construction are not depreciated until placed in service. The rental costs associated with ground or building operating leases that are incurred during a construction period are expensed.

Capitalized interest—

DOCOMO capitalizes interest related to the construction of property, plant and equipment over the period of construction. DOCOMO also capitalizes interest associated with the development of internal-use software. DOCOMO amortizes such capitalized interest over the estimated useful lives of the related assets.

Investments in affiliates—

The equity method of accounting is applied to investments in affiliates where DOCOMO is able to exercise significant influence over the investee, but does not have a controlling financial interest. Under the equity method of accounting, DOCOMO records its share of income and losses of the affiliate and adjusts its carrying amount. DOCOMO periodically reviews the facts and circumstances related thereto to determine whether or not it can exercise significant influence over the operating and financial policies of the affiliate. For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income.

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates, which includes investor level goodwill, when there are indicators that a decline in value below its carrying amount may be other than temporary. In performing its evaluations, DOCOMO utilizes various information including cash flow projections, independent valuations and, as applicable, quoted market values to determine recoverable amounts and the length of time an investment’s carrying value exceeds its estimated current recoverable amount. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss, and a new cost basis in the investment is established.

Marketable securities and other investments—

Marketable securities consist of debt and equity securities. DOCOMO determines the appropriate classification of its investment securities at the time of purchase. DOCOMO periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates that a decline in value is other than temporary, the security is written down to its estimated fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether a decline in value is other than temporary, DOCOMO considers whether DOCOMO has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in value, the severity and duration of the decline, changes in value subsequent to year-end, forecasted earnings performance of the investee and the general market condition in the geographic area or industry the investee operates in.

Equity securities held by DOCOMO, whose fair values are readily determinable, are classified as available-for-sale securities. Available-for-sale equity securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Debt securities held by DOCOMO, which DOCOMO has the positive intent and ability to hold to maturity, are classified as held-to-maturity, and the other debt securities that may be sold before maturity are classified as available-for-sale securities. Held-to-maturity debt securities are carried at amortized cost. Available-for-sale debt securities are carried at fair value with unrealized holding gains or losses, net of applicable taxes, included in “Accumulated other comprehensive income (loss).” Realized gains and losses are determined using the first-in, first-out cost method and are reflected currently in earnings. Debt securities with original maturities of 3 months or less at the date of purchase are recorded as “Cash and cash equivalents,” while those with original maturities of longer than 3 months at the date of purchase and remaining maturities of 1 year or less at the end of fiscal year are recorded as “Short-term investments” in the consolidated balance sheets.

DOCOMO did not hold or transact any trading securities during the fiscal years ended March 31, 2012, 2013 and 2014.

Other investments include equity securities whose fair values are not readily determinable. Equity securities whose fair values are not readily determinable are carried at cost. Other-than-temporary declines in value are charged to earnings. Realized gains and losses are determined using the average cost method and are reflected currently in earnings.

Goodwill and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Other intangible assets primarily consist of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use certain telecommunications facilities of wireline operators.

DOCOMO does not amortize either goodwill, including investor level goodwill related to the investments accounted for under the equity method, or other intangible assets acquired in a purchase business combination and determined to have an indefinite useful life. However, (1) goodwill, except those related to equity method investments, and (2) other intangible assets that have indefinite useful lives are tested annually for impairment mainly as of March 31 and the assets are also tested between the annual tests if an event or circumstances occurs that would imply impairment.

DOCOMO applies a two-step test when assessing goodwill for impairment. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). Fair value of the reporting unit is determined using mainly discounted cash flow method. If the carrying value of the reporting unit exceeds its fair value, an indication of goodwill impairment exists for the reporting unit and DOCOMO performs the second step of the impairment test (measurement). Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed.

The most significant amount of recorded goodwill resides in the mobile business in Japan reporting unit, which is included in DOCOMO’s mobile business segment. This reporting unit has recorded goodwill of ¥133,505 million and has passed the first step of the impairment test by a substantial margin for the fiscal years ended March 31, 2012, 2013 and 2014. The fair value of the remaining goodwill which resides in other reporting units also exceeds the net carrying amount by a significant margin or is not considered significant. Fair values have primarily been estimated using the discounted cash flow method which is based upon the future business plan. The future business plan is supported by the historical operating results and DOCOMO’s most recent views of the long term outlook. However, if operating income were to decline significantly in the future due to now unforeseen events, it would adversely affect the estimated fair value of the reporting unit.

For the goodwill impairment losses recorded during the fiscal years ended March 31, 2012, 2013 and 2014, see Note 7 “Goodwill and other intangible assets.”

Goodwill related to equity method investments is tested for impairment as a part of the other-than-temporary impairment assessment of the equity method investment as a whole.

Intangible assets that have finite useful lives, consisting primarily of software for telecommunications network, internal-use software, software acquired to be used in manufacture of handsets and rights to use telecommunications facilities of wireline operators are amortized on a straight-line basis over their useful lives.

DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform. Software acquired to be used in manufacture of handsets is capitalized if the technological feasibility of the handset to be ultimately marketed has been established at the time of acquisition. Software maintenance and training costs are expensed as incurred. Capitalized software costs are amortized over up to 5 years.

Amounts capitalized related to rights to use certain telecommunications assets of wireline operators, primarily NTT, are amortized over 20 years.

Impairment of long-lived assets—

DOCOMO’s long-lived assets other than goodwill, such as property, plant and equipment, software and intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held for use is evaluated by a comparison of the carrying amount of the asset with future undiscounted cash flows expected to be generated by the asset or asset group. If the asset (or asset group) is determined to be impaired, the loss recognized is the amount by which the carrying value of the asset (or asset group) exceeds its fair value as measured through various valuation techniques, including discounted cash flow methods, quoted market value and third-party independent appraisals, as considered necessary.

Hedging activities—

DOCOMO uses derivative instruments, including interest rate swap agreements, foreign exchange forward contracts, non-deliverable forward contracts (NDF) and foreign currency option contracts, and other financial instruments in order to manage its exposure to fluctuations in interest rates and foreign exchange rates. DOCOMO does not hold or issue derivative instruments for trading purposes. These financial instruments are effective in meeting the risk reduction objectives of DOCOMO by generating either transaction gains or losses which offset transaction gains or losses of the hedged items or cash flows which offset the cash flows related to the underlying position in respect of amount and timing.

All derivative instruments are recorded in the consolidated balance sheets at fair value. The recorded fair values of derivative instruments represent the amounts that DOCOMO would receive or pay to terminate the contracts at each fiscal year end. For derivative instruments that qualify as fair value hedge instruments, the changes in fair value of the derivative instruments are recognized currently in earnings, which offset the changes in fair value of the related hedged assets or liabilities that are also recognized in earnings of the period. For derivative instruments that qualify as cash flow hedge instruments, the changes in fair value of the derivative instruments are initially recorded in “Accumulated other comprehensive income (loss)” and reclassified into earnings when the relevant hedged transaction is realized. For derivative instruments that do not qualify as hedging instruments, the changes in fair value of the derivative instruments are recognized currently in earnings.

DOCOMO discontinues hedge accounting when it is determined that the derivative instruments or other financial instruments are no longer highly effective as a hedge or when DOCOMO decides to discontinue the hedging relationship.

Cash flows from derivative instruments that are designated as qualifying hedges are classified in the consolidated statements of cash flows under the same categories as the cash flows from the relevant assets, liabilities or anticipated transactions.

Accrued liabilities for point programs—

DOCOMO offers “docomo Points Service,” which provides benefits, including discount on handset, to customers in exchange for points that DOCOMO grants customers based on the usage of cellular and other services and record “Accrued liabilities for point programs” relating to the points that customers earn. In determining the accrued liabilities for point programs, DOCOMO estimates such factors as the point utilization rate reflecting the forfeitures by, among other things, cancellation of subscription.

Employees’ retirement benefit plans—

DOCOMO recognizes the funded status of its defined benefit plans, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently. Actuarial losses (gains) in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and prior service cost due to the changes of benefit plans, both of which are included in “Accumulated other comprehensive income (loss),” are amortized to earnings over the expected average remaining service period of employees on a straight-line basis.

Redeemable noncontrolling interests—

A portion of noncontrolling interests of a subsidiary can be put to DOCOMO upon certain events. As redemption of the noncontrolling interests is not solely in the control of DOCOMO, it is considered as “Redeemable noncontrolling interests” and presented in between Liabilities and Equity in the consolidated balance sheets.

As of March 31, 2014, DOCOMO believes that subsequent adjustment of the presented amount of redeemable noncontrolling interests is unnecessary because they are not currently redeemable and it is not probable that they will become redeemable. DOCOMO will reassess the probability each fiscal year.

Revenue recognition—

DOCOMO primarily generates revenues from two sources—mobile communications services and equipment sales. These revenue sources are separate and distinct earnings processes. Mobile communications service is sold to the subscriber directly or through third-party resellers who act as agents, while equipment, including handsets, are sold principally to agent resellers.

DOCOMO sets its mobile communications services rates in accordance with the Japanese Telecommunications Business Act and government guidelines, which currently allow wireless telecommunications operators to set their own tariffs without government approval. Mobile communications service revenues primarily consist of basic monthly charges, airtime charges and fees for activation.

Basic monthly charges and airtime charges are recognized as revenues at the time the service is provided to the subscribers. DOCOMO’s monthly billing plans for cellular (FOMA and mova) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. DOCOMO offers a billing arrangement called “Nikagetsu Kurikoshi” (2 month carry-over), in which the unused allowances are automatically carried over for up to the following two months. In addition, DOCOMO offers an arrangement which enables the unused allowances that were carried over for the two months to be automatically used to cover the airtime and/or packet charges exceeding the allowances of the other subscriptions in the “Family Discount” group, a discount billing arrangement for families. Out of the unused allowance in a month, DOCOMO defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, DOCOMO recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Equipment sales are recognized as revenues when equipment is accepted mainly by agent resellers, and all inventory risk is transferred mainly to agent resellers from DOCOMO. Certain commissions paid to agent resellers and incentives offered to subscribers are recognized as a reduction of revenue upon delivery of the equipment to such agent resellers.

From the fiscal year ended March 31, 2014, DOCOMO commenced a new incentive program which provides certain discounts for subscribers who purchase qualified smartphones under the installment payment arrangement. Under the incentive program, DOCOMO provides subscribers the discount depending on the number of install payments upon certain events including replacement of the original smartphones. With the commencement of the program, DOCOMO has recorded a reduction of revenues based on the maximum potential discount amount of installment receivables as this program has just been established and DOCOMO does not have a sufficient empirical evidence to reasonably estimate such amounts.

DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers. DOCOMO then includes current installments for the receivable for the purchased handset with basic monthly charges and airtime charges for the installment payment term. This is a separate contract from the mobile communications services contract between DOCOMO and the subscriber or the handset purchase agreement between the agent resellers and the subscriber, and cash collection from the subscriber is the recovery of the cash payment. Therefore, cash collection from subscribers for the purchased handsets does not have an impact on DOCOMO’s revenue.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are also deferred to the extent of the related upfront fee amount and are amortized over the same period.

The above-mentioned deferred revenue and deferred charges as of March 31, 2013 and 2014 were as follows:

		Millions of yen
	Locations	2013	2014
Current deferred revenue	Other current liabilities	¥68,956	¥53,720
Long-term deferred revenue	Other long-term liabilities	70,150	55,841
Current deferred charges	Prepaid expenses and other current assets	24,942	16,847
Long-term deferred charges	Other assets	70,150	55,841

Selling, general and administrative expenses—

Selling, general and administrative expenses primarily include commissions paid to sales agents, expenses associated with point programs, advertising expenses, as well as other expenses such as payroll and related benefit costs of personnel not directly involved in the service operations and maintenance process.

Income taxes—

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

DOCOMO recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the fiscal year in which the change in judgment occurs. DOCOMO has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as a part of income tax expense in the consolidated statements of income.

Earnings per share attributable to NTT DOCOMO, INC.—

Basic earnings per share attributable to NTT DOCOMO, INC. include no dilution and are computed by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share attributable to NTT DOCOMO, INC. assume the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock.

DOCOMO did not issue dilutive securities during the fiscal years ended March 31, 2012, 2013 and 2014, and therefore there is no difference between basic and diluted earnings per share attributable to NTT DOCOMO, INC.

Foreign currency translation—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of the transactions. The accompanying translation adjustments are included in “Accumulated other comprehensive income (loss).”

Foreign currency receivables and payables of DOCOMO are translated at appropriate year-end current rates and the accompanying translation gains or losses are included in earnings currently.

The effects of exchange rate fluctuations from the initial transaction date to the settlement date are recorded as exchange gain or loss, which are included in “Other income (expense)” in the consolidated statements of income.

(d) Reclassifications

Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the presentation used for the fiscal year ended March 31, 2014.